Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 940	$ 908
Additions	782	806
Claims paid	(670)	(706)
Currency translation adjustment and other	29	(68)
Balance at end of period	$ 1,081	$ 940